Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 18,169	$ 4,463
Carrying amount of the hedged item, Liabilities	4,029	14,642
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(17)	(46)
Cash flow hedges [member] | Forecasted expenses [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	7	5
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	2,860	13,456
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	168	(81)
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	18,169	4,463
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(193)	57
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	1,169	1,186
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1	(27)
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	18,214	17,351
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(6)	392
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	88,756	78,415
Carrying amount of the hedged item, Liabilities	105,156	96,576
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	765	(1,406)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	679	(1,365)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	97	83
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	84,173	72,839
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	533	(1,205)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,750)	907
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	17,222	19,844
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	57	(112)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(180)	82
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	62,987	61,363
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	132	(1,036)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,151	(626)
Fair value hedges [member] | Loan commitments [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	6	6
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	25,763	17,046
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	633	(370)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,013	(338)
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	3,761	3,893
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	89	(48)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ (137)	$ 58